Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from financing activities
Net (decrease) / increase in cash and cash equivalents	$ 23,553	$ (152,406)	$ (36,188)
Cash and cash equivalents at beginning of year	199,504	361,777	404,275
Effect of exchange rates on cash and cash equivalents	10,422	(9,867)	(6,310)
Cash and cash equivalents at end of year	233,479	199,504	361,777
Xunlei Limited [Member]
Cash flows from operating activities
Net cash used in operating activities	(25,333)	(20,312)	(26,069)
Cash flows from investing activities
Net cash generated from investing activities	32,670	15,557	3,812
Cash flows from financing activities
Net cash generated from /(used in) financing activities	(301)	(14,260)	4,975
Net (decrease) / increase in cash and cash equivalents	7,036	(19,015)	(17,282)
Cash and cash equivalents at beginning of year	273,160	292,175	309,457
Effect of exchange rates on cash and cash equivalents		0
Cash and cash equivalents at end of year	$ 280,196	$ 273,160	$ 292,175